SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 120,794	$ 113,447
Operating Income
Total operating income for reportable segments		30,331	27,969
Financing income, net		568	841
Consolidated income before taxes on income		30,899	28,810
Assets
Current assets		133,794		$ 137,112
Property and equipment, net		37,232		39,047
Total assets		207,168		215,159
Other significant items
Expenditures for assets		7,084	3,096
Asset expenditures, reportable segments and unallocated amounts		9,801	6,255
Depreciation, amortization and impairment for reportable segments		4,735	4,980
Depreciation and amortization, unallocated amounts		1,954	1,487
Depreciation and amortization		6,689	6,467
Reportable Segment [Member]
Assets
Total assets	[1]	98,617		116,353
Other significant items
Expenditure for assets unallocated amounts		2,717	3,159
Expenditures for assets		7,084	$ 3,096
Segment Reconciling Items [Member]
Assets
Current assets		68,350		59,412
Investments in affiliated and other companies		15,960		16,221
Property and equipment, net		15,005		15,092
Other unallocated amounts		$ 9,236		$ 8,081

[1]	Including goodwill.